Leases - Future Lease Payments Under Non-Cancellable Leases (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Leases [Abstract]
2021	$ 834
2022	3,732
2023	3,208
2024	2,576
2025	2,003
Thereafter	1,703
Total lease payments	14,056
Less: imputed interest	(1,046)
Total future lease payments under non-cancellable leases	$ 13,010